Pensions and post-retirement benefits - Income statement charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
33. Pension and post-retirement benefits
Current service cost	£ 243	£ 231	£ 243
Net finance cost	(40)	(48)	(24)
Past service cost	(4)	0	134
Other movements	1	2	5
Total	£ 200	£ 185	£ 358